Capital Commitments and Contingencies - Additional Information (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2022	Dec. 31, 2021
Capital Commitments [Line Items]
Employer national insurance contingent liability		£ 100,000	£ 400,000
Prevailing rate of employer national insurance		13.80%
Cardiff University [member]
Capital Commitments [Line Items]
Research, collaboration and license agreement additional term	1 year	2 years
Cardiff Consultants [member]
Capital Commitments [Line Items]
Milestone payments for sub-licensee		£ 1,875,000
Cardiff ProTides [member]
Capital Commitments [Line Items]
Milestone payments for sub-licensee		£ 4,500,000